UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: __
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Berkowitz Capital & Co., LLC
Address:    909 Third Avenue
            New York, New York 10022

Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jeffrey L. Berkowitz
Title:      Managing Member
Phone:      (212) 940-0700

       Signature                       Place                   Date of Signing

/S/ JEFFREY L. BERKOWITZ               NEW YORK, NY           FEBRUARY 16, 2010
------------------------               ------------           -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   40
                                          -----------
Form 13F Information Table Value Total:   $ 28,501
                                          -----------
                                          (thousands)

List of Other Included Managers:

None

                                                                   AMOUNT & TYPE OF SECURITY                VOTING AUTHORITY
                                                                   -------------------------                ----------------
                                                                   SHRS
                                TITLE OF                  VALUE    OR PRN   SH/ PUT/  INVESTMENT  OTHER
NAME OF ISSUER                  CLASS          CUSIP      (X1000)  AMOUNT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                  COM            023135106  3,027    22,500   SH        SOLE                  22,500
AMAZON COM INC                  COM            023135106  143      15,000       CALL                                        15,000
AMAZON COM INC                  COM            023135106  110      15,000       CALL                                        15,000
AMERICAN EAGLE OUTFITTERS NE    COM            02553E106  19       50,000       CALL                                        50,000
AMERICAN EAGLE OUTFITTERS NE    COM            02553E106  1,528    90,000   SH        SOLE                  90,000
APPLE INC                       COM            037833100  6,322    30,000   SH        SOLE                  30,000
BEST BUY INC                    COM            086516101  40       50,000       CALL                                        50,000
BEST BUY CO INC JAN 41.000      COM            086516101  35       75,000       CALL                                        75,000
BEST BUY INC                    COM            086516101  2,960    75,000   SH        SOLE                  75,000
BROCADE COMMUNICATIONS SYS I    COM NEW        111621306  3        100,000      CALL                                        100,000
BROCADE COMMUNICATIONS SYS I    COM NEW        111621306  9        350,000      CALL                                        350,000
COMMVAULT SYSTEMS INC           COM            204166102  43       55,000       CALL                                        55,000
COMMVAULT SYSTEMS INC           COM            204166102  164      115,000      CALL                                        115,000
COMMVAULT SYSTEMS INC           COM            204166102  1,659    70,000   SH        SOLE                  70,000
DEERE & CO                      COM            244199105  541      10,000   SH        SOLE                  10,000
DEERE & CO                      COM            244199105  21       10,000       CALL                                        10,000
DEERE & CO                      COM            244199105  25       30,000       CALL                                        30,000
DELL INC                        COM            24702R101  2,226    155,000  SH        SOLE                  155,000
DELL INC                        COM            24702R101  51       100,000      CALL                                        100,000
DELL INC                        COM            24702R101  41       70,000       CALL                                        70,000
FORD MOTOR CO DEL               COM PAR $0.01  345370860  1,500    150,000  SH        SOLE                  150,000
HEWLETT PACKARD CO              COM            428236103  1,288    25,000   SH        SOLE                  25,000
HOME DEPOT INC                  COM            437076102  1,157    40,000   SH        SOLE                  40,000
ISHARES TR INDEX                RUSSELL 2000   464287655  51       55,000       PUT                                         55,000
ISHARES TR INDEX                RUSSELL 2000   464287655  60       45,000       PUT                                         45,000
POTASH CORP SASK INC            COM            73755L107  113      20,000       CALL                                        20,000
POWERSHARES QQQ TRUST           UNIT SER 1     739308954  39       100,000      PUT                                         100,000
POWERSHARES QQQ TRUST           UNIT SER 1     739308954  36       50,000       PUT                                         50,000
S&P 500 COVERED CALL FD INC     COM            78462F0MF  59       60,000       PUT                                         60,000
SPDR TR                         UNIT SER 1     78462F103  64       50,000       PUT                                         50,000
SPDR TR                         UNIT SER 1     78462F103  135      80,000       PUT                                         80,000
SPDR TR                         UNIT SER 1     78462F103  43       45,000       CALL                                        45,000
SPDR TR                         UNIT SER 1     78462F103  47       80,000       CALL                                        80,000
TARGET CORP                     COM            87612E106  3,386    70,000   SH        SOLE                  70,000
TARGET CORP                     COM            87612E106  32       90,000       CALL                                        90,000
WEBMD HEALTH CORP               COM            94770V102  385      10,000   SH        SOLE                  10,000
WHIRLPOOL CORP                  COM            963320106  766      9,500    SH        SOLE                  9,500
WHIRLPOOL CORP                  COM            963320106  62       20,000       CALL                                        20,000
YAHOO INC                       COM            984332106  168      10,000   SH        SOLE                  10,000
YAHOO INC                       COM            984332106  145      165,000      CALL                                        165,000
                                                          28,501